Schedule of Rate of Loss Before Income Taxes and Actual Provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Loss before income tax	¥ (61,527)	¥ (159,953)	¥ (91,543)
Tax benefit at EIT tax rate of 25%*	¥ (15,382)	¥ (39,989)	¥ (22,886)
Effective income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates applicable to different subsidiaries of the Group	¥ 6,579	¥ 18,589	¥ 241
Effect of changes in tax rates		8,158
Expired operating loss	31,294	14,966
Permanent differences	1,604	13,722	(2,822)
Changes in deferred tax assets valuation allowance	(24,386)	(15,809)	24,946
Income tax benefit	¥ (291)	¥ (363)	¥ (521)